SCHEDULE OF DEFERRED TAX ASSET (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Accrued expenses	$ 65,011	$ 214,397
Fixed and intangible assets	(54,219)	(75,900)
Allowance for doubtful accounts	13,885	16,678
Warrant amortization	211,142	96,165
Net operating loss - Federal	5,328,850	4,648,504
Net operating loss - States	189,695	134,112
Deferred tax asset, gross	5,754,364	5,033,956
Less: Valuation allowance	(5,754,364)	(5,033,956)
Net deferred tax asset